Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	92,702,854	72,076,487	60,145,237
Common Stock, Shares Outstanding	92,702,854	72,076,487	60,145,237